UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland July 31, 2009

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	48

Form 13F Information Table Value Total:	90154

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AbitibiBowater Inc.            COM              003687100        6    45000 SH       SOLE                    45000
American Express Co.           COM              025816109     2061    88665 SH       SOLE                    88665
Amgen Inc.                     COM              031162100     2436    46020 SH       SOLE                    46020
Apple Inc.                     COM              037833100     3704    26004 SH       SOLE                    26004
Applied Materials Inc.         COM              038222105     1261   114510 SH       SOLE                   114510
Bank of America Corp           COM              060505104     1265    95857 SH       SOLE                    95857
Bristol-Myers Squibb Co.       COM              110122108     1978    97393 SH       SOLE                    97393
CIBER Inc.                     COM              17163B102      120    38648 SH       SOLE                    38648
CIT Group Inc.                 COM              125581108       86    40160 SH       SOLE                    40160
Capital One Financial Corp.    COM              14040H105      609    27820 SH       SOLE                    27820
Caterpillar Inc                COM              149123101      663    20070 SH       SOLE                    20070
Citigroup, Inc.                COM              172967101      305   102650 SH       SOLE                   102650
Computer Sciences Corp         COM              205363104     1951    44034 SH       SOLE                    44034
Conseco, Inc.                  COM              208464883       60    25200 SH       SOLE                    25200
Costco Wholesale Corp          COM              22160K105     3509    76650 SH       SOLE                    76650
Discover Financial Services    COM              254709108     1795   174800 SH       SOLE                   174800
DuPont de Nemours & Co.        COM              263534109     1740    67925 SH       SOLE                    67925
EMC Corporation                COM              268648102     2883   220080 SH       SOLE                   220080
Energy Transfer Partners LP    COM              29273R109     1360    33600 SH       SOLE                    33600
Exxon Mobil Corporation        COM              30231G102     3518    50318 SH       SOLE                    50318
Flextronics International Ltd. COM              Y2573F102     2187   526985 SH       SOLE                   526985
Gap Inc.                       COM              364760108     1479    90200 SH       SOLE                    90200
General Electric Co            COM              369604103     1716   146412 SH       SOLE                   146412
Hartford Financial Services    COM              416515104     1891   159350 SH       SOLE                   159350
Honeywell Intl Inc             COM              438516106     2296    73114 SH       SOLE                    73114
IBM Corp                       COM              459200101     4703    45040 SH       SOLE                    45040
Illinois Tool Works Inc.       COM              452308109     1206    32305 SH       SOLE                    32305
Intel Corporation              COM              458140100     3597   217344 SH       SOLE                   217344
JPMorgan Chase & Co            COM              46625H100     2674    78379 SH       SOLE                    78379
Legg Mason Inc.                COM              524901105     1635    67055 SH       SOLE                    67055
Lowes Companies Inc.           COM              548661107     2773   142863 SH       SOLE                   142863
Micron Technology Inc          COM              595112103      815   160995 SH       SOLE                   160995
Microsoft Corporation          COM              594918104     2403   101073 SH       SOLE                   101073
Morgan Stanley                 COM              617446448     3564   125010 SH       SOLE                   125010
Motorola Inc.                  COM              620076109      686   103517 SH       SOLE                   103517
Nokia Corporation              COM              654902204     1859   127475 SH       SOLE                   127475
Pfizer Inc.                    COM              717081103     1663   110882 SH       SOLE                   110882
Seagate Technology             COM              G7945J104      425    40585 SH       SOLE                    40585
Smithfield Foods Inc           COM              832248108     2588   185260 SH       SOLE                   185260
Telkonet, Inc.                 COM              879604106      173  1441700 SH       SOLE                  1441700
Teva Pharmaceutical            COM              881624209     2965    60085 SH       SOLE                    60085
Texas Instruments, Inc.        COM              882508104     2721   127750 SH       SOLE                   127750
Verizon Communications, Inc.   COM              92343V104     3635   118293 SH       SOLE                   118293
Wells Fargo & Co               COM              949746101     2885   118931 SH       SOLE                   118931
Windstream Corporation         COM              97381W104     1843   220400 SH       SOLE                   220400
Wyndham Worldwide Corp         COM              98310W108     1981   163460 SH       SOLE                   163460
eBay Inc.                      COM              278642103     2483   144925 SH       SOLE                   144925
Storage Computer Corp.                          86211A101        0   672775 SH       SOLE                   672775